Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued Operations
On July 31, 2024, the Company entered into a purchase agreement to sell its cab structures business with operations in Kings Mountain, North Carolina for approximately $40 million. On September 6, 2024, the Company entered into an Amendment to the Purchase Agreement whereby the transaction closed on September 6, 2024 with the Company receiving $20 million of the purchase price on September 6, 2024 and $20 million (subject to adjustment) on October 1, 2024. The decision to divest this business was part of our strategy to reduce our exposure to the cyclical Class 8 market, lower our customer concentration, remove complexity from our business, and improve our return profile.
On October 30, 2024, the Company entered into a purchase agreement to sell its First Source Electronics (FSE) business with operations in Elkridge, Maryland for approximately $1.5 million, with a note in the amount of $0.5 million and earn out potential of an additional $1.5 million subject to certain criteria. The Elkridge facility is the primary manufacturing facility of the Company's Industrial Automation segment. The decision to divest this business was part of our strategy to continually evaluate our portfolio of businesses and product lines for strategic fit and continued investment.
We determined that the sale of the cab structures and Industrial Automation businesses represent discontinued operations as they constitute disposals of a product line and an operating segment, respectively, and are a strategic shift that will have a major effect on our operations and financial results (individually and collectively). As a result, we reclassified the related earnings (loss) from continuing operations to earnings (loss) from discontinued operations - net of income taxes on the consolidated statement of earnings (loss) for all the periods presented. No amounts for shared general and administrative operating support expense were allocated to the discontinued operation. The assets and liabilities related to these divestitures were classified under a held for sale designation within the Consolidated Balance Sheets as of December 31, 2023.
The Company has continuing involvement with the cab structures business through a transition services agreement (TSA), pursuant to which the Company and Buyer parties provide certain service to each other for a period of time following the disposition, up to one year. While the transition services are expected to vary in duration depending upon the type of service provided, the Company expects to reduce costs as the transition services are completed. The Company recognized $3.2 million of income related to the transition services agreement for the twelve months ended December 31, 2024, which was presented in Continuing operations, Other (income) expense in the Condensed Consolidated Statements of Operations.
The following table provides a reconciliation of the individual discontinued operations to the Condensed Consolidated Statements of Operations for the twelve months ended December 31, 2024 and 2023.

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations, net of tax
Cab structures business	$20,078	$7,126	$1,873
Industrial Automation segment	(12,211)	(1,348)	(7,218)
Total income from discontinued operations, net of tax	$7,867	$5,778	$(5,345)
The following tables present reconciliations of the captions within CVG's Condensed Consolidated Statements of Operations attributable to each discontinued operation for the twelve months ended December 31, 2024 and 2023.

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations attributable to Cab structures business:
Revenues	$93,150	$120,310	$111,223
Cost of revenues	101,826	110,871	107,943
Gross profit	(8,676)	9,439	3,280
Selling, general and administrative expenses	—	—	1,407
Operating income (loss)	(8,676)	9,439	1,873
Income (loss) before provision for income taxes	(8,676)	9,439	1,873
Provision (benefit) for income taxes of discontinued operations	—	2,313	—
Earnings (loss) from discontinued operations - before gain on sale of discontinued operations	(8,676)	7,126	1,873
Gain on disposition of discontinued operations, net of income taxes	28,754	—	—
Net income from discontinued operations, net of income taxes	$20,078	$7,126	$1,873

	Twelve Months Ended December 31,
	2024	2023	2022
Income (loss) from discontinued operations attributable to Industrial Automation segment:
Revenues	$16,468	$38,900	$87,747
Cost of revenues	17,220	35,707	89,549
Gross profit	(752)	3,193	(1,802)
Selling, general and administrative expenses	3,355	4,445	4,748
Operating loss	(4,107)	(1,252)	(6,550)
Interest expense	248	443	668
Loss before provision for income taxes	(4,355)	(1,695)	(7,218)
Provision (benefit) for income taxes of discontinued operations	—	(347)	—
Loss from discontinued operations - before loss on sale of discontinued operations	(4,355)	(1,348)	(7,218)
Loss on disposition of discontinued operations, net of income taxes	(7,856)	—	—
Net loss from discontinued operations, net of income taxes	$(12,211)	$(1,348)	$(7,218)
The following table presents the major classes of assets and liabilities of the cab structures and Industrial Automation segment as of December 31, 2023 that were classified as held for sale in the accompanying Consolidated Balance Sheet (in thousands).

December 31, 2023
Account receivable, net	$4,603
Inventories	10,815
Other current assets	185
Current assets held for sale	15,603
Property, plant and equipment, net	4,545
Intangible assets, net	4,628
Non current assets held for sale	9,173
Total assets held for sale	$24,776
Accounts payable	2,068
Accrued liabilities and other	224
Current liabilities held-for-sale	2,292
Other long-term liabilities	31
Noncurrent liabilities held-for-sale	31
Total liabilities held for sale	$2,323
The following tables present reconciliations of the captions within CVG's Condensed Consolidated Statements of Cash Flows attributable to discontinued operations for the twelve months ended December 31, 2024 and 2023. Net cash provided by operating activities for the twelve months ended December 31, 2024 includes the gain and loss on the respective transactions, as noted above.

	Twelve Months Ended December 31,
	2024	2023	2022
CASH FLOWS FROM DISCONTINUED OPERATIONS:
Net cash provided by (used in) operating activities	(13,954)	8,818	14,380
Net cash provided by (used in) investing activities	(838)	(749)	(525)
Total cash provided by (used in) discontinued operations	$(14,792)	$8,069	$13,855